Taxation - Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Amount
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	$ 13,681	$ 219,466
Tax credits expiring	468	11,101
Gross Amount | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	4,741	23,930
Tax credits expiring	43	43
Gross Amount | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	6,635	42,822
Tax credits expiring	425	11,058
Gross Amount | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	2,305	152,714
Tax credits expiring	0	0
Tax Effected
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	3,849	48,317
Tax credits expiring	468	11,101
Tax Effected | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	1,284	5,387
Tax credits expiring	43	43
Tax Effected | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	1,455	10,509
Tax credits expiring	425	11,058
Tax Effected | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	1,110	32,421
Tax credits expiring	$ 0	$ 0